Note 9 - Vessels and Other Fixed Assets, Net (Details) - Movement of Vessels and Other Fixed Assets, Net (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 11, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost		$ 10,250	$ 10,082
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization		(781)	(31)
Depreciation and Amortization for the Period		(4,656)	(2,860)	(5,989)
Net Book Value		9,469	10,051
Loss on sale and leaseback	(457)	(1,150)		16,258
Vessels [Member] | Discontinued Operations [Member]
Accumulated Depreciation and Amortization
Period Increase (Decrease)				(376,517)
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost		100,063	56,966	56,966	433,483
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization		(25,706)	(22,987)	(20,451)	(238,502)
Depreciation and Amortization for the Period		(2,719)	(2,536)	(5,168)
Impairment Loss				(5,075)
Disposals — Discontinued operations				228,294
Net Book Value		74,357	33,979	36,515
Period Increase (Decrease)		43,097
Leased Vessels [Member] | Discontinued Operations [Member]
Accumulated Depreciation and Amortization
Period Increase (Decrease)				(101,500)
Leased Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost		46,404			101,500
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization		(737)			(28,474)
Depreciation and Amortization for the Period		(737)		(209)
Disposals — Discontinued operations				28,683
Net Book Value		45,667
Period Increase (Decrease)		47,554
Loss on sale and leaseback		(1,150)
Dry Docking and Special Survey [Member] | Discontinued Operations [Member]
Accumulated Depreciation and Amortization
Period Increase (Decrease)				(7,759)
Dry Docking and Special Survey [Member]
Property, Plant and Equipment [Line Items]
Cost		3,229	2,561	2,195	8,969
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization		(2,017)	(1,523)	(1,327)	(7,761)
Depreciation and Amortization for the Period		(285)	(196)	(428)
Impairment Loss		(209)		(836)
Disposals — Discontinued operations				7,698
Net Book Value		1,212	1,038	868
Period Increase (Decrease)		668	366	985
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		1,048	1,029	1,024	1,024
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization		(1,029)	(979)	(904)	(720)
Depreciation and Amortization for the Period		(50)	(75)	(184)
Net Book Value		19	50	120
Period Increase (Decrease)		19	5
Vessels and Other Fixed Assets [Member] | Discontinued Operations [Member]
Accumulated Depreciation and Amortization
Period Increase (Decrease)				(485,776)
Vessels and Other Fixed Assets [Member]
Property, Plant and Equipment [Line Items]
Cost		150,744	60,556	60,185	544,976
Accumulated Depreciation and Amortization
Accumulated Depreciation and Amortization		(29,489)	(25,489)	(22,682)	(275,457)
Depreciation and Amortization for the Period		(3,791)	(2,807)	(5,989)
Impairment Loss		(209)		(5,911)
Disposals — Discontinued operations				264,675
Net Book Value		121,255	35,067	37,503
Period Increase (Decrease)		91,338	371	985
Loss on sale and leaseback		$ (1,150)